Fair Value Measurements - Assumptions used for the fair value calculations of warrants (Details)	Jun. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares USD ($)
Series A warrants | Exercise price
Fair Value Measurements
Warrants outstanding, measurement input	17	17	17
Series A warrants | Volatility
Fair Value Measurements
Warrants outstanding, measurement input	135	85	80
Series A warrants | Stock price
Fair Value Measurements
Warrants outstanding, measurement input | shares	2.7	3.12	9.4
Series A warrants | Risk-free rate
Fair Value Measurements
Warrants outstanding, measurement input	5.5	5.1	4.4
Series A warrants | Expected term (in years)
Fair Value Measurements
Warrants outstanding, measurement input	0.2	0.7	1.7
Series B warrants | Exercise price
Fair Value Measurements
Warrants outstanding, measurement input	17	17	17
Series B warrants | Volatility
Fair Value Measurements
Warrants outstanding, measurement input	85	95	120
Series B warrants | Stock price
Fair Value Measurements
Warrants outstanding, measurement input | shares	2.7	3.12	9.4
Series B warrants | Risk-free rate
Fair Value Measurements
Warrants outstanding, measurement input	4.3	3.9	4
Series B warrants | Expected term (in years)
Fair Value Measurements
Warrants outstanding, measurement input	5.2	5.7	6.7